BETTER 10K - STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity	The following is a summary of stock option activity during the year ended December 31, 2022:

(Amounts in thousands, except options, prices, and averages)	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Term
Outstanding—January 1, 2022	26,635,326	$8.23
Options granted	1,583,680	$13.63
Options exercised	(998,529)	$1.76
Options cancelled (forfeited)	(8,322,168)	$11.12
Options cancelled (expired)	(4,469,530)	$5.99
Outstanding—December 31, 2022	14,428,779	$8.47	$6,701	7.0

Vested and exercisable—December 31, 2022	7,399,689	$9.90	$6,021	6.3
Options expected to vest	2,711,958	$5.20	$874	8.4
Options vested and expected to vest—December 31, 2022	10,111,647	$8.60	$6,895	6.9

Schedule of Fair Value Assumptions	The assumptions used to estimate the fair value of stock options granted are as follows:

	Year Ended December 31,
	2022		2021
(Amounts in dollars, except percentages)	Range	Weighted Average	Range	Weighted Average
Fair value of Common O Stock	$3.41 - $14.8	$4.43	$10.66 - $26.46	$15.46
Expected volatility	72.58% - 76.74%	76.4%	63.42 - 73.69%	65.8%
Expected term (years)	5 - 6.02	6.0	5.0 - 6.3	6.0
Risk-free interest rate	1.96% - 4.22%	3.75%	0.43% - 1.19%	0.73%

Summary of RSU Activity	The following is a summary of RSU activity during the year ended December 31, 2022:

(Amounts in thousands, except shares and averages)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested—December 31, 2021	7,754,620	$25.35
RSUs granted	8,520,321	$8.69
RSUs settled	(4,464)	$26.46
RSUs vested	(835,714)	$0.01
RSUs cancelled (expired)	(8,234,474)	$21.62
RSUs cancelled (forfeited)	(331,068)	$26.46
Unvested—December 31, 2022	6,869,221	$12.19

Schedule of Stock-Based Compensation Expense	The total of all stock-based compensation expense related to employees are reported in the following line items within the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Mortgage platform expenses	4,176	1,491	5,905	4,941
Other platform expenses	1,493	426	1,837	675
General and administrative expenses	16,828	6,862	25,123	20,479
Marketing expenses	146	369	216	709
Technology and product development expenses(1)	2,401	1,825	4,317	4,217
Total stock-based compensation expense	25,044	10,973	37,398	31,021
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(1)Technology and product development expense excludes $2.5 million and $0.8 million for the three months ended September 30, 2023 and 2022, respectively.Technology and product development expense excludes $3.9 million and $3.0 million of stock-based compensation expense for the nine months ended September 30, 2023 and 2022, which was capitalized (see Note 7).
The total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$5,256	$13,671
Other platform expenses	908	1,654
General and administrative expenses	26,681	27,559
Marketing expenses	486	1,159
Technology and product development expenses(1)	5,226	11,172
Total stock-based compensation expense	$38,557	$55,215
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(1)Technology and product development expense excludes $4.1 million and $9.0 million of stock-based compensation expense, which was capitalized (see Note 8) for the years ended December 31, 2022 and 2021, respectively